LEASES - The weighted average remaining lease terms and discount rates (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1 year 4 months 6 days	1 year 4 months 6 days
Weighted average discount rate	5.525%	5.525%
Operating lease payments	¥ 637,243	$ 99,997
Total operating lease expenses	¥ 672,910	$ 105,594